Share Capital - Schedule of Share Capital Movement (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) shares
Authorized
Authorized, beginning balance | shares	500,000,000	[1]
Authorized, beginning balance (in Dollars) | $	$ 50	[1]
Reclassification and re-designation of shares | shares		[2]
Reclassification and re-designation of shares (in Dollars) | $		[2]
Share subdivision | shares	1,887,314,313,346	[3]
Share subdivision (in Dollars) | $		[3]
Authorized, ending balance | shares	1,887,814,313,346
Authorized, ending balance (in Dollars) | $	$ 50
Issued and full paid
Issued and full paid, beginning balance | shares	12,925	[1]
Issued and full paid, beginning balance (in Dollars) | $		[1],[4]
Reclassification and re-designation of shares | shares		[2]
Reclassification and re-designation of shares (in Dollars) | $		[2]
Share subdivision | shares	48,787,075	[3]
Share subdivision (in Dollars) | $		[3]
Issue of shares upon completion of business combination | shares	6,004,126	[5]
Issue of shares upon completion of business combination (in Dollars) | $		[4],[5]
Transfer of shares | shares		[6]
Transfer of shares (in Dollars) | $		[4],[6]
Issued and full paid, ending balance | shares	54,804,126
Issued and full paid, ending balance (in Dollars) | $		[4]
Voting Ordinary Shares [Member]
Authorized
Authorized, beginning balance | shares	499,998,320	[1]
Authorized, beginning balance (in Dollars) | $	$ 50	[1]
Reclassification and re-designation of shares | shares	(499,998,320)	[2]
Reclassification and re-designation of shares (in Dollars) | $	$ (50)	[2]
Share subdivision | shares		[3]
Share subdivision (in Dollars) | $		[3]
Authorized, ending balance | shares
Authorized, ending balance (in Dollars) | $
Issued and full paid
Issued and full paid, beginning balance | shares	11,245	[1]
Issued and full paid, beginning balance (in Dollars) | $		[1],[4]
Reclassification and re-designation of shares | shares	(11,245)	[2]
Reclassification and re-designation of shares (in Dollars) | $		[2],[4]
Share subdivision | shares		[3]
Share subdivision (in Dollars) | $		[3]
Issue of shares upon completion of business combination | shares		[5]
Issue of shares upon completion of business combination (in Dollars) | $		[5]
Transfer of shares | shares		[6]
Transfer of shares (in Dollars) | $		[6]
Issued and full paid, ending balance | shares
Issued and full paid, ending balance (in Dollars) | $
Voting Class A ordinary shares [Member]
Authorized
Authorized, beginning balance | shares		[1]
Authorized, beginning balance (in Dollars) | $		[1]
Reclassification and re-designation of shares | shares	474,371,033	[2]
Reclassification and re-designation of shares (in Dollars) | $	$ 47	[2]
Share subdivision | shares	1,790,574,480,836	[3]
Share subdivision (in Dollars) | $		[3]
Authorized, ending balance | shares	1,791,048,851,869
Authorized, ending balance (in Dollars) | $	$ 47
Issued and full paid
Issued and full paid, beginning balance | shares		[1]
Issued and full paid, beginning balance (in Dollars) | $		[1]
Reclassification and re-designation of shares | shares	6,137
Reclassification and re-designation of shares (in Dollars) | $		[2]
Share subdivision | shares	23,164,896	[3]
Share subdivision (in Dollars) | $		[3]
Issue of shares upon completion of business combination | shares	6,004,126	[5]
Issue of shares upon completion of business combination (in Dollars) | $		[4],[5]
Transfer of shares | shares	15,000,000	[6]
Transfer of shares (in Dollars) | $		[4],[6]
Issued and full paid, ending balance | shares	44,175,159
Issued and full paid, ending balance (in Dollars) | $		[4]
Voting Class B ordinary shares [Member]
Authorized
Authorized, beginning balance | shares		[1]
Authorized, beginning balance (in Dollars) | $		[1]
Reclassification and re-designation of shares | shares	19,285,911	[2]
Reclassification and re-designation of shares (in Dollars) | $	$ 2	[2]
Share subdivision | shares	72,797,151,752	[3]
Share subdivision (in Dollars) | $		[3]
Authorized, ending balance | shares	72,816,437,663
Authorized, ending balance (in Dollars) | $	$ 2
Issued and full paid
Issued and full paid, beginning balance | shares		[1]
Issued and full paid, beginning balance (in Dollars) | $		[1]
Reclassification and re-designation of shares | shares	5,108
Reclassification and re-designation of shares (in Dollars) | $		[2]
Share subdivision | shares	19,280,803	[3]
Share subdivision (in Dollars) | $		[3]
Issue of shares upon completion of business combination | shares		[5]
Issue of shares upon completion of business combination (in Dollars) | $		[5]
Transfer of shares | shares	(15,000,000)	[6]
Transfer of shares (in Dollars) | $		[4],[6]
Issued and full paid, ending balance | shares	4,285,911
Issued and full paid, ending balance (in Dollars) | $		[4]
Non-voting redeemable preferred shares [Member]
Authorized
Authorized, beginning balance | shares	1,680	[1]
Authorized, beginning balance (in Dollars) | $		[1],[4]
Reclassification and re-designation of shares | shares	6,341,376	[2]
Reclassification and re-designation of shares (in Dollars) | $	$ 1	[2]
Share subdivision | shares	23,942,680,758	[3]
Share subdivision (in Dollars) | $		[3]
Authorized, ending balance | shares	23,949,023,814
Authorized, ending balance (in Dollars) | $	$ 1
Issued and full paid
Issued and full paid, beginning balance | shares	1,680	[1]
Issued and full paid, beginning balance (in Dollars) | $		[1],[4]
Reclassification and re-designation of shares | shares
Reclassification and re-designation of shares (in Dollars) | $		[2]
Share subdivision | shares	6,341,376	[3]
Share subdivision (in Dollars) | $		[3]
Issue of shares upon completion of business combination | shares		[5]
Issue of shares upon completion of business combination (in Dollars) | $		[5]
Transfer of shares | shares		[6]
Transfer of shares (in Dollars) | $		[6]
Issued and full paid, ending balance | shares	6,343,056
Issued and full paid, ending balance (in Dollars) | $		[4]

[1]	As of January 1, 2025, the share capital is at par value of US$0.0001 each.
[2]	On June 3, 2025, the Company completed the following changes in the share capital: 1.reclassifying and re-designating 474,364,896 authorized but unissued and 6,137 authorized and issued voting ordinary shares of a nominal or par value of US$0.0001 each into pre-subdivision Class A ordinary shares on a one-to-one basis; 2.reclassifying and re-designating 19,280,803 authorized but unissued and 5,108 authorized and issued voting ordinary shares of a nominal or par value of US$0.0001 each into pre-subdivision Class B ordinary shares on a one-to-one basis; and 3.reclassifying and re-designating 6,341,376 authorized but unissued voting ordinary shares of a nominal or par value of US$0.0001 each into pre-subdivision non-voting preferred shares on a one-to-one basis.
[3]	Upon the above reclassification and re-designation, the Company completed the share subdivision from US$50,000 divided into (i) 474,371,033 voting class A ordinary shares of a par value of US$0.0001 each, (ii) 19,285,911 voting class B ordinary shares of a par value of US$0.0001 each, and (iii) 6,343,056 non-voting redeemable preferred shares of a par value of US$0.0001 each to US$50,000 divided into 1,887,814,313,346.23 shares of a par value of US$0.0000000264856557377049 each, comprising (i) 1,791,048,851,868.47 voting class A ordinary shares of a par value of US$0.0000000264856557377049 each, (ii) 72,816,437,663.4429 voting class B ordinary shares of a par value of US$0.0000000264856557377049 each, and (iii) 23,949,023,814.3133 non-voting redeemable preferred shares of a par value of US$0.0000000264856557377049 each.
[4]	Less than US$1,000
[5]	Upon the completion of the business combination, the Company issued 6,004,126 voting Class A ordinary share to the sponsor and non-redeemed shareholders of Black Spade II. Non-voting redeemable preferred shares On November 25, 2024, the Company reclassified and re-designated 1,680 authorized shares into non-voting redeemable preferred shares. On the same date, the Company issued 1,680 non-voting redeemable preferred shares to AMTD Digital Inc. and AMTD Digital Inc. issued 13,333,333 Class A shares to the Company at a consideration of US$100 million. AMTD Digital Inc., as the holder of non-voting redeemable preferred shares shall: (a) not be entitled to vote on any other matters subject to the vote at the general meeting of the Company except for any transaction that may result in a change of control; (b) not be entitled to any dividends, unless the board of directors of the Company may otherwise declare; (c) in the event of a liquidation, winding-up or dissolution of the Company, be entitled, prior and in preference to holders of the voting ordinary shares, to the distribution of the assets of the Company available for distribution; (d) be subject to redemption and repurchase of the non-voting redeemable preferred shares after one year of issuance at par value at the option of the Company; and (e) not be entitled to be have any non-voting redeemable preferred shares redeemed, repurchased or converted into any other class or series of shares at the option of the holder.
[6]	On December 2, 2025, AMTD Digital Inc. transferred its 15,000,000 Class B ordinary shares of the Company into 15,000,000 Class A ordinary shares of the Company.